Exhibit 3 - Quantitative information of concession services contracts (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Exhibit 3. Quantitative information of concession services contracts
Concession Asset	$ 9,942,921	$ 12,095,757
Revenue from concession	3,153,033	3,260,229
Total concessions, financial asset	38,766,323	44,421,705
Total revenue concessions, financial asset	10,289,171	9,644,939
Colombia
Exhibit 3. Quantitative information of concession services contracts
Concession Asset	1,965,912	2,276,022
Revenue from concession	27,327	51,189
Consorcio Transmantaro | PERU
Exhibit 3. Quantitative information of concession services contracts
Concessions asset, intangible assets	6,374,904	7,917,103
Revenue From Concession, asset intangible	1,265,674	1,545,733
Energy Transmission
Exhibit 3. Quantitative information of concession services contracts
Concessions asset, intangible assets	8,388,469	10,579,406
Concession asset, contractual asset	20,434,933	21,746,542
Revenue From Concession, asset intangible	2,243,377	2,427,350
Revenue From Concession, contractual asset	4,892,761	3,957,360
Energy Transmission | PERU
Exhibit 3. Quantitative information of concession services contracts
Concessions asset, intangible assets	8,344,644	10,522,312
Revenue From Concession, asset intangible	2,186,873	2,377,989
Energy Transmission | Brazil
Exhibit 3. Quantitative information of concession services contracts
Concession Asset	128,786	249,949
Revenue from concession	1,155,125	1,178,600
Energy Transmission | ISA REP | PERU
Exhibit 3. Quantitative information of concession services contracts
Concessions asset, intangible assets	1,317,431	1,770,315
Revenue From Concession, asset intangible	779,025	695,577
Energy Transmission | ISA Peru | PERU
Exhibit 3. Quantitative information of concession services contracts
Concessions asset, intangible assets	652,309	834,894
Revenue From Concession, asset intangible	142,174	136,679
Energy Transmission | ISA Bolivia | Bolivia
Exhibit 3. Quantitative information of concession services contracts
Concessions asset, intangible assets	42,488	55,073
Revenue From Concession, asset intangible	32,148	31,490
Energy Transmission | Sistemas Inteligentes en Red | Colombia
Exhibit 3. Quantitative information of concession services contracts
Concessions asset, intangible assets	1,337	2,021
Revenue From Concession, asset intangible	24,356	17,871
Energy Transmission | CTEEP | Brazil
Exhibit 3. Quantitative information of concession services contracts
Concession asset, contractual asset	15,502,876	16,497,745
Revenue From Concession, contractual asset	3,979,957	2,824,587
Concession Asset	81,660	202,858
Revenue from concession	1,045,884	1,101,045
Energy Transmission | Interligacao Eletrica Aguapei | Brazil
Exhibit 3. Quantitative information of concession services contracts
Concession asset, contractual asset	539,430	630,953
Revenue From Concession, contractual asset	72,891	76,257
Concession Asset	7,225	16,914
Revenue from concession	14,563	24,091
Energy Transmission | Interligacao Eletrica Itaquere | Brazil
Exhibit 3. Quantitative information of concession services contracts
Concession asset, contractual asset	507,600	578,080
Revenue From Concession, contractual asset	63,240	66,770
Concession Asset	2,999	4,495
Revenue from concession	7,568	6,019
Energy Transmission | Interligacao Eletrica Itaunes | Brazil
Exhibit 3. Quantitative information of concession services contracts
Concession asset, contractual asset	463,822	499,625
Revenue From Concession, contractual asset	65,898	98,480
Concession Asset	5,055
Revenue from concession	6,647
Energy Transmission | Interligacao Eletrica Biguau | Brazil
Exhibit 3. Quantitative information of concession services contracts
Concession asset, contractual asset	412,584	467,150
Revenue From Concession, contractual asset	47,142	148,383
Concession Asset	2,881	4,810
Revenue from concession	12,447	4,378
Energy Transmission | Interligacao Eletrica Norte E Nordeste | Brazil
Exhibit 3. Quantitative information of concession services contracts
Concession asset, contractual asset	420,774	454,544
Revenue From Concession, contractual asset	58,531	56,872
Concession Asset	3,655	1,610
Revenue from concession	1,627	3,775
Energy Transmission | Interligacao Eletrica JAGUAR 9 S.A | Brazil
Exhibit 3. Quantitative information of concession services contracts
Concession asset, contractual asset	396,444	424,627
Revenue From Concession, contractual asset	80,759	10,207
Concession Asset	12,051	4,216
Revenue from concession	16,016	54
Energy Transmission | Interligacao Eletrica Serra Do Japi | Brazil
Exhibit 3. Quantitative information of concession services contracts
Concession asset, contractual asset	367,545	419,762
Revenue From Concession, contractual asset	49,604	65,004
Concession Asset	2,947	4,604
Revenue from concession	8,049	8,599
Energy Transmission | Interligacao Eletrica De Minas Gerais | Brazil
Exhibit 3. Quantitative information of concession services contracts
Concession asset, contractual asset	440,643	402,393
Revenue From Concession, contractual asset	132,885	249,647
Concession Asset	3,963	1,659
Revenue from concession	6,589	3,271
Energy Transmission | Interligacao Eletrica Tibagi | Brazil
Exhibit 3. Quantitative information of concession services contracts
Concession asset, contractual asset	218,670	253,394
Revenue From Concession, contractual asset	27,936	41,498
Concession Asset	(1,347)	1,298
Revenue from concession	4,104	161
Energy Transmission | Interligacao Eletrica JAGUAR 6 S.A | Brazil
Exhibit 3. Quantitative information of concession services contracts
Concession asset, contractual asset	184,741	232,475
Revenue From Concession, contractual asset	12,125	1,797
Concession Asset	1,263	2,842
Revenue from concession	2,165	210
Energy Transmission | Evrecy Participaes | Brazil
Exhibit 3. Quantitative information of concession services contracts
Concession asset, contractual asset	325,208	260,969
Revenue From Concession, contractual asset	121,998	154,202
Concession Asset	1,280	2,327
Revenue from concession	7,144	7,381
Energy Transmission | Interligacao Eletrica Sul | Brazil
Exhibit 3. Quantitative information of concession services contracts
Concession asset, contractual asset	186,642	206,437
Revenue From Concession, contractual asset	31,256	22,131
Concession Asset	1,795	2,289
Revenue from concession	3,389	2,606
Energy Transmission | Interligacao Eletrica Itapura | Brazil
Exhibit 3. Quantitative information of concession services contracts
Concession asset, contractual asset	150,682	160,534
Revenue From Concession, contractual asset	26,828	24,127
Concession Asset	1,735	2,062
Revenue from concession	7,398	8,358
Energy Transmission | Interligacao Eletrica JAGUAR 8 S.A | Brazil
Exhibit 3. Quantitative information of concession services contracts
Concession asset, contractual asset	108,798	102,270
Revenue From Concession, contractual asset	33,834	2,128
Concession Asset	896	1,388
Revenue from concession	658	(148)
Energy Transmission | Interligacao Eletrica Riacho Grande | Brazil
Exhibit 3. Quantitative information of concession services contracts
Concession asset, contractual asset	158,384	98,546
Revenue From Concession, contractual asset	81,210	40,281
Energy Transmission | Interligacao Eletrica Pinheiros | Brazil
Exhibit 3. Quantitative information of concession services contracts
Concession asset, contractual asset	50,090	57,038
Revenue From Concession, contractual asset	6,667	74,989
Concession Asset	728	(3,423)
Revenue from concession	10,877	8,800
Energy Transmission | Ruta del Loa | Chile
Exhibit 3. Quantitative information of concession services contracts
Concession Asset	1,160,000	873,447
Revenue from concession	528,219	383,348
Energy Transmission | Ruta del Maipo | Chile
Exhibit 3. Quantitative information of concession services contracts
Concession Asset	6,281,734	7,780,753
Revenue from concession	901,306	894,934
Roads | Chile
Exhibit 3. Quantitative information of concession services contracts
Concession Asset	7,848,223	9,569,786
Revenue from concession	1,970,581	2,030,440
Roads | Ruta de La Araucania | Chile
Exhibit 3. Quantitative information of concession services contracts
Concession Asset	344,439	665,364
Revenue from concession	269,324	340,629
Roads | Ruta de Los Rios | Chile
Exhibit 3. Quantitative information of concession services contracts
Concession Asset	62,050	218,555
Revenue from concession	252,171	264,966
Roads | Ruta del Maule | Chile
Exhibit 3. Quantitative information of concession services contracts
Concession Asset	0	0
Revenue from concession	0	0
Roads | Ruta del Bosque | Chile
Exhibit 3. Quantitative information of concession services contracts
Concession Asset		31,667
Revenue from concession	19,561	146,563
Roads | Ruta Costera | Chile
Exhibit 3. Quantitative information of concession services contracts
Concession Asset	1,965,912	2,276,022
Revenue from concession	$ 27,327	$ 51,189